SUMMARY OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS INCLUDING BOTH ACCOUNT RECEIVABLES DUE FROM THIRD PARTIES AND RELATED PARTIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the year	¥ 99,523	¥ 81,242
Additions charged to credit loss	(15,395)	18,281
Write-off
Balance at the end of the year	84,128	99,523
Balance at the beginning of the year	124
Balance at the end of the year	274	124
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the year	124	5
Additions charged to credit loss	150	119
Balance at the end of the year	¥ 274	¥ 124